Balance Sheet Components - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Property Plant And Equipment [Abstract]
Depreciation expense	$ 0.4	$ 0.4